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                                       March 4, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Asset Management Fund
                  File Nos. 002-78808 and 811-03541

To The Commission:

         Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated March 1, 2003 and Statement of Additional Information dated March 1, 2003 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement and (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                                Very truly yours,



                                                /s/Walter M. Kelly
                                                ----------------------
                                                Walter M. Kelly

WMK/tas